ORDINARY SHARES (Details)															12 Months Ended
	Oct. 19, 2021 USD ($) item shares	Sep. 27, 2021 shares	Sep. 08, 2021 USD ($) item shares	Mar. 01, 2021 shares	Aug. 13, 2020 shares	May 20, 2020 USD ($) shares	May 03, 2020 shares	Mar. 01, 2020 shares	May 21, 2019 shares	Sep. 27, 2015 shares	Sep. 07, 2015 USD ($) shares	Jun. 08, 2015 USD ($) $ / shares shares	Apr. 27, 2015 $ / shares shares	Apr. 08, 2015 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
Shares issued	571,428,570		571,428,570			90,000,000
Number Of Investors | item	3		3
Total purchase price | $															$ 0	$ 3,237,605	$ 6,853,826
Shares issued and transferred to depositary bank		399,999,960		394,200,000
Ordinary shares issued upon the exercise of their share options															775,117,466	55,983,312	37,462,294
Proceeds from private placement | $						$ 300,000
Employees and former employees
Class of Stock [Line Items]
Ordinary shares issued upon the exercise of their share options															868,563,072
Common shares remain for future issuance															0	18,379,800	636,818
Unicorn
Class of Stock [Line Items]
Ordinary shares issued for consideration									632,660,858
NBPay Investment
Class of Stock [Line Items]
Ordinary shares issued for consideration								761,789,601
Mr. Xu | JMU
Class of Stock [Line Items]
Shares issued pursuant to supplemental agreement | $											$ 15,000,000
Stock Issued During Period, Shares, Other											27,000,000
Ordinary shares
Class of Stock [Line Items]
Shares issued															1,352,857,140	90,000,000
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost | $														$ 37,294,600
IPO related cost | $														$ 3,000,000
Ordinary shares issued for consideration															0	761,789,601	632,660,858
Total purchase price | $															$ 0	$ 7,618	$ 6,327
Ordinary shares issued upon the exercise of their share options															3,602,880	18,270,720	56,028
Ordinary shares | Employees and former employees
Class of Stock [Line Items]
Shares issued and transferred to depositary bank					36,000,000					38,363,112
Ordinary shares | JMU
Class of Stock [Line Items]
Shares issued														72,000,000
Ordinary shares issued for consideration												741,422,780
Ordinary shares issued upon the exercise of their share options															700,000		210,000,000
Ordinary shares | Unicorn
Class of Stock [Line Items]
Ordinary shares issued for consideration									632,660,858
Ordinary shares | NBPay Investment
Class of Stock [Line Items]
Ordinary shares issued for consideration							761,789,601
Ordinary shares | Mr. Xu
Class of Stock [Line Items]
Amount of Mr. Xu's indebtedness converted into ordinary shares | $														$ 69,400,000
Ordinary shares issued upon conversion of Mr. Xu's debt														124,835,802
Stock Issued During Period, Shares, Other											27,000,000
Ordinary shares | Mr. Xu | JMU
Class of Stock [Line Items]
Ordinary shares issued for consideration												72,000,000
Purchase price (in dollars per share) | $ / shares												$ 0.5556
Total purchase price | $												$ 40,000,000
Ordinary shares | Over-allotment option
Class of Stock [Line Items]
Shares issued													3,960,000
Cryptocurrencies
Class of Stock [Line Items]
Market value of cryptocurrencies | $															$ 2,174,463
Bitcion
Class of Stock [Line Items]
Market value of cryptocurrencies | $			$ 5,000,000												3,143,431
Proceeds from private placement | $			$ 105.2385
USD Coin
Class of Stock [Line Items]
Market value of cryptocurrencies | $	$ 5,000,000														$ 3,008,242
Proceeds from private placement | $	$ 5,000,000.00
ADS | Employees and former employees
Class of Stock [Line Items]
Shares issued and transferred to depositary bank		1,111,111		1,095,000	1,000,000					2,131,284
ADS | IPO
Class of Stock [Line Items]
Shares issued														4,000,000
Price per share | $ / shares														$ 10
ADS | Over-allotment option
Class of Stock [Line Items]
Shares issued													220,000
Price per share | $ / shares													$ 10
Series A-1 Preferred Shares
Class of Stock [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO														12,202,988
Series A-2 Preferred Shares
Class of Stock [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO														122,029,877
Series B Preferred Shares
Class of Stock [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO														30,507,471